Employee Future Benefits - Summary of Benefit Obligations and Fair Value Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 3,290	$ 2,971
Plan with projected benefit obligation, fair value of plan assets	2,777	2,511
Accumulated benefit obligation	3,037	2,752
Plan with accumulated benefit obligation, fair value of plan assets	2,741	2,478
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	589	537
Plan with accumulated benefit obligation, fair value of plan assets	$ 183	$ 151